Loss Per Common Share - Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015	Jul. 08, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net loss	$ (2,313)	$ (3,526)	$ (5,663)	$ (7,488)	$ (8,937)	$ (11,299)	$ (16,941)	$ (13,151)
Weighted-average basic and diluted common shares outstanding (in shares)	1,725,906	97,691			183,395	109,539	228,447	108,123
Loss per share - basic and diluted (in dollars per share)	$ (1.34)	$ (36.09)			$ (48.73)	$ (103.15)	$ (74.16)	$ (121.63)
Potentially dilutive shares excluded from computation of weighted-average diluted common shares outstanding (in shares)							6,222,448	6,528,052